Stockholders' Equity/ Members' Deficit (Tables) - OAK Street Health Inc and Affiliates [Member]	9 Months Ended
Sep. 30, 2020
Limited Liability Company Llc Members Equity [Line Items]
Summary of common stock/units outstanding

The Company’s common stock/units consisted of the following founders’ units, incentive units, profits interests, and common stock (see Note 14) as of the period ended:

	Founders’ Units (par value of $0.01 per unit)	Incentive Units (par values range from $0.00 to $26.00 per unit)	Profits Interests (no par value)	Common Stock	Total
Balances as of December 31, 2018	606,313	13,755	1,454,148	-	2,074,216
Granted	-	-	496,763	-	496,763
Exercised	-	-	-	-	-
Repurchased/Forfeited	-	-	(40,115)	-	(40,115)
Balance as of December 31, 2019	606,313	13,755	1,910,796	-	2,530,864
Granted	-	-	1,095,067	-	1,095,067
Tender Offer	(107,208)	(1,142)	(22,801)	-	(131,151)
Exercised	-	-	-	-	-
Repurchased/Forfeited	-	-	(38,146)	(41,651)	(79,797)
Conversion of pre IPO units	(499,105)	(12,613)	(2,944,916)	-	(3,456,634)
Conversion common stock				222,898,784	222,898,784
Initial Public Offering	-	-	-	17,968,750	17,968,750
Exercised	-	-	-	2,831	2,831
Balances as of September 30, 2020	-	-	-	240,828,714	240,828,714

Summary of common units tendered	The following units were tendered to OSH LLC:
Type of Units	Number of Units Tendered	Purchase Price per Unit	Total Purchase Price
Founders’ Units	107,208	$156.29	$16,756
Incentive Units	1,142	156.29	178
Profits Interest Hurdle Value $265,158	17,622	136.04	2,397
Profits Interest Hurdle Value $346,107	3,684	129.91	479
Profits Interest Hurdle Value $386,277	1,495	126.90	190
Total Common Units	131,151		$20,000